Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
25.	Commitments and Contingent Liabilities

As part of the Board’s ongoing regulatory compliance process, the Board continues to monitor legal and regulatory developments and their potential impact on the Company under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. Management is not aware of any contingencies that may have a significant impact on the financial position of the Company.

On November 2, 2020, the Group issued a claim against Essilor Amera Pte Ltd. (“Essilor”), via its solicitor, Central Chamber Law Corporation, for willful termination of contract without due course. The Group was engaged by Essilor to provide security services 201 Kallang Bahru and 215 Kallang Bahru. The Group’s service has been terminated prematurely without notice. The total amount that the Group is claiming from Essilor is SGD 179,724.07. No provision has been made in these consolidated financial statements as the group’s management does not consider that there is any probable loss.

The Group is in the process to issue a claim against C&W Services (S) Pte Ltd. (“C&W”), for non-fulfillment of contract obligations. The Group was engaged by C&W to provide security services at various Mapletree Logistics Trust Properties from November 14, 2022 to November 13, 2029. The Group’s service has been terminated prematurely with outstanding service fee unpaid amounting to SGD 1,621,342.60. The total amount that the Group is claiming from C&W is SGD 1,621,342.60. The Group’s legal counsel, Lions Chambers LLC Advocates & Solicitors, have advised that they consider that the claim has merit, and they have recommended that it be contested. No provision has been made in these consolidated financial statements as the group’s management does not consider that there is any probable loss.

On May 14, 2021, the Group has issued a claim against V N Ganapathy (“Mr. Ganapathy”), via its solicitors, Edmond Pereira Law Corporation, for refund of deposit made for purchase of commercial vehicle. The total amount claiming from the Group is SGD 15,328. No provision has been made in these consolidated financial statements as the group’s management does not consider that there is any probable loss. The Group decided not to pursue this case.

On June 22, 2020, the Group has issued a claim against Avipesh Rai (“Avipesh Rai”) via its solicitor, Central Chamber Law Corporation, for breach of contract and employee confidentiality obligations SGD 224,000 No provision has been made in these consolidated financial statements as the group’s management does not consider that there is any probable loss.

On April 26, 2026, the Group has issued a claim against Grocery Logistics of Singapore Pte Ltd via its solicitor, ReThink Legal, for breach of contract of SGD3,714,279. No provision has been made in these consolidated financial statements as the group’s management does not consider that there is any probable loss.

As of December 31, 2025 and 2024, the Company had commitments with banks and other parties for performance guarantees in favor of customers and others of approximately USD 878,304 and USD 966,671.

On March 20, 2026, a purported securities class action complaint was filed in the United States District Court for the Southern District of New York against the Company, certain of its current and/or former officers and directors, and certain third parties, including the Company’s independent registered public accounting firm and underwriters, captioned Parthasarathy Krishnamoorthy v. Concorde International Group, Ltd., et al., Civil Action No. 1:26-cv-02283 (the “Class Action”). The Class Action purports to assert claims under the U.S. federal securities laws on behalf of a putative class of investors who purchased or otherwise acquired the Company’s securities during the alleged class period. The complaint seeks, among other things, unspecified damages, interest, attorneys’ fees and other relief. The Company intends to defend the matter vigorously.

The Company has not recognized a contingent liability for this Class Action event as it does not qualify for the recognition criteria under The Company has not recognised a provision for this Class Action event as it does not meet the recognition criteria under IAS 37 – Provisions, Contingent Liabilities and Contingent Assets.

On March 24, 2026, Plaintiffs Patrick Shane Johnson, Jack Pena, and Hitesh Dev filed a putative civil class action complaint before the Supreme Court of the State of New York, New York County, captioned Patrick Shane Johnson, et al. v. Syla Technologies Co., Ltd., et al. (New York County Sup. Ct. Index No. 153671/2026).  Plaintiffs, for themselves and others similarly situated, assert claims against approximately 47 issuers (including the Company), as well as a large number of underwriters and individuals.  Although none of the named Plaintiffs are alleged to be current or former shareholders of the Company, Plaintiffs assert claims against the Company for violations of Sections 11 and 12 of the Securities Act of 1933 arising from alleged material misrepresentations or omissions in the Company’s registration statement or prospectus issued in connection with the Company’s initial public offering.  More specifically and similar to all of the named defendants-issuers, Plaintiffs allege that the Company purportedly failed to disclose that the Company’s shares were susceptible to pump-and-dump schemes, which Plaintiffs allege purportedly occurred and which schemes were conducted by unknown individuals, of the defendants themselves.  The Company has not yet been formally served with the Summons and Complaint filed in the action.  Should the case proceed, the Company believes the claims asserted against it are legally defective and without merit, and the Company intends to vigorously defend the action.

Other than as disclosed above, the Group does not have any contingent liabilities as of the end of the reporting period.

As part of the Board’s ongoing regulatory compliance process, the Board continues to monitor legal and regulatory developments and their potential impact on the Group under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. Management is not aware of any contingencies that may have a significant impact on the financial position of the Group.